Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Affiliated transactions		$ 227.3	$ 433.4
Third party		2,470.3	2,713.5
Letters of credit / guarantees (1)		101.8	153.2
Total restricted assets (excluding illiquid assets)		2,799.4	3,300.1
Other Investments	[1]	279.6	267.2
Total restricted assets and illiquid assets		$ 3,079.0	$ 3,567.3
Total as percent of invested assets		37.10%	46.40%

[1]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).